Loss Per Common Share (Details) - shares	Sep. 30, 2017	Sep. 30, 2016
Common-Equivalent Shares	253,848,621	134,148,880
Series A Preferred Stock outstanding [Member]
Common-Equivalent Shares	63,038,284	62,138,160
Warrants to acquire Series A Preferred Stock [Member]
Common-Equivalent Shares	49,477,380	50,810,720
Options to acquire Common Stock [Member]
Common-Equivalent Shares	6,800,000	7,200,000
Warrants to acquire Common Stock [Member]
Common-Equivalent Shares	64,660,120
Shares of Series A Preferred Stock that may be issued for future clinical services [Member]
Common-Equivalent Shares	14,000,000	14,000,000
Shares issuable upon conversion of notes [Member]
Common-Equivalent Shares	55,872,837